Consolidated Statements of Comprehensive Income (deficit) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Company's stockholders:
Net income attributable to Company's stockholders	$ 4,672	$ 4,935	$ 5,917	$ 22,885	$ 17,264	$ 5,349
Cumulative translation adjustments	(267)	(7,486)	12	(4,985)	1,519	9,721
Available-for-sale securities
Gross balance as of the period/year end			7	(13)	12	(47)
Tax (expense) benefit	1		(5)	11	(9)	30
Unrealized gain (loss) - available-for-sale securities, net	1		2	(2)	3	(17)
Surplus (deficit) accrued pension plan
Gross balance as of the period/year end	(261)	(467)	(306)	(740)	(53)	10
Tax (expense) benefit	82	150	93	232	32	(14)
Surplus (deficit) accrued pension plan, net	(179)	(317)	(213)	(508)	(21)	(4)
Cash flow hedge
Gross balance as of the period	(145)	123	(190)	130	(16)	11
Tax (expense) benefit	5	26	57	25	(10)	(9)
Cash flow hedge, net	(140)	149	(133)	155	(26)	2
Total comprehensive income attributable to Company's stockholders	4,087	(2,719)	5,585	17,545	18,739	15,051
Noncontrolling interests:
Net income attributable to noncontrolling interests	(99)	(24)	131	(233)	189	107
Cumulative translation adjustments	73	(269)	(85)	(210)	104	823
Pension plan		(1)		4
Cash flow hedge			5	1	40	(18)
Total comprehensive income (deficit) attributable to Noncontrolling interests	(26)	(294)	51	(438)	333	912
Total comprehensive income	$ 4,061	$ (3,013)	$ 5,636	$ 17,107	$ 19,072	$ 15,963